Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the expected statutory federal income tax provision
Federal statutory rate	35.00%	35.00%	35.00%
State and local taxes	2.80%	4.30%	1.00%
State tax rate adjustment	5.70%		(3.30%)
Stock compensation	2.30%	(2.00%)
Permanent items	(4.60%)	1.50%	0.40%
Goodwill impairment	(27.10%)
Transaction expenses	(10.70%)
Tax Cuts and Jobs Act	264.00%
Valuation allowance	(2.30%)	(3.60%)	(180.00%)
Minority interest	(0.10%)	0.10%	0.20%
Change in tax status			18.20%
Non-taxable gain on fair value adjustment			(27.90%)
Credits	3.50%	(1.80%)	(1.00%)
Other	0.60%	1.30%	1.90%
Effective income tax rate	269.10%	34.80%	(155.50%)